7. STOCK OPTIONS AND WARRANTS: Defined Benefit Plan, Assumptions (Tables)	12 Months Ended
Sep. 30, 2021
Tables/Schedules
Defined Benefit Plan, Assumptions

The weighted average assumptions used to estimate the fair value of options for the years ended September 30, 2021, 2020 and 2019 were as follows:

	2021	2020	2019
Risk-free interest rate	1.29%	n/a	1.25%
Expected life	5 years	n/a	5 years
Expected volatility	101.56%	n/a	175.27%
Expected dividend yield	nil	n/a	nil